Consolidated Statements of Operations and Comprehensive Loss - USD ($)		6 Months Ended		12 Months Ended
		Nov. 30, 2025	Nov. 30, 2024	Dec. 31, 2025	May 31, 2025	Dec. 31, 2024	May 31, 2024	Dec. 31, 2023
Revenue
Revenue								$ 431,378
Operating expenses
Cost of healthcare services								(420,812)
Research and development expenses				(352,879)		(2,195,161)		(5,198,329)
General and administrative fees				(573,059)		(669,486)		(1,930,637)
Legal and professional fees				(1,062,346)		(803,285)		(2,538,161)
Other operating income (expenses)				170,756		(272,609)		(1,067,690)
Total operating expenses				(1,817,528)		(3,940,541)		(11,155,629)
Other (expense) income, net
Loss on investments in marketable securities, net								(9,266)
Unrealized gain from fair value change of the long-term investments, net								6,431,088
Impairment loss of long-term investment						(1,000,000)		(77,200)
Interest expense, net				(95,713)		(146,924)		(121,145)
Gain on disposal of subsidiaries						703
Issuance cost allocated to warrant liability				(153,189)
Change in fair value of warrant liability				690,000
Government subsidies						928,461		123,015
Sundry income						564		36,784
Total other income (expense), net				441,098		(217,196)		6,383,276
Income taxes
Net loss				(1,376,430)		(4,157,737)		(4,340,975)
Net income (loss) attributable to non-controlling interests				13,160		(110,069)		1,516,328
Other comprehensive (loss) income
Exchange differences on translation of foreign operations				(181,472)		99,785		(44,430)
Other comprehensive (loss) income				(181,472)		99,785		(44,430)
Comprehensive loss				(1,557,902)		(4,057,952)		(4,385,405)
Comprehensive (loss) income attributable to non-controlling interests				(13,160)		110,069		(1,516,328)
Comprehensive loss attributable to the shareholders of Aptorum Group Limited				(1,544,742)		(4,168,021)		(2,869,077)
Net loss attributable to Aptorum Group Limited				$ (1,363,270)		$ (4,267,806)		$ (2,824,647)
Net loss per share attributable to Aptorum Group Limited
Basic (in Dollars per share)	[1]			$ (0.19)		$ (0.78)		$ (0.62)
Net loss per common share, diluted (in Dollars per share)	[1]			$ (0.19)		$ (0.78)		$ (0.62)
Weighted-average shares outstanding
Basic (in Shares)	[1]			7,351,784		5,453,103		4,521,133
Diluted (in Shares)	[1]			7,351,784		5,453,103		4,521,133
DiamiR Biosciences Corp
Revenue
Revenue		$ 130,355	$ 442,820		$ 631,729		$ 1,319,531
Operating expenses
Cost of healthcare services		93,016
Research and development		197,029	401,208		650,591		1,156,860
General and administrative		776,292	274,404		624,388		614,074
Total operating costs and expenses		1,066,337	675,612		1,274,979		1,770,934
Loss from operations		(935,982)	(232,792)		(643,250)		(451,403)
Other (expense) income, net
Other income		408,638
Interest expense, net		(57,157)	(38,839)		82,046		48,599
Total other income (expense), net		351,481	(38,839)		82,046		48,599
Net loss before income taxes		(584,501)	(271,631)		(725,296)		(500,002)
Income taxes		(174,546)	10,901		17,939		114,403
Net loss		(409,955)	$ (282,532)		(743,235)		(614,405)
Other comprehensive (loss) income
Net loss attributable to Aptorum Group Limited		$ (409,955)			$ (743,235)		$ (614,405)
Net loss per share attributable to Aptorum Group Limited
Basic (in Dollars per share)		$ (0.09)	$ (0.06)		$ (0.17)		$ (0.14)
Net loss per common share, diluted (in Dollars per share)		$ (0.09)	$ (0.06)		$ (0.17)		$ (0.14)
Weighted-average shares outstanding
Basic (in Shares)		4,440,891	4,440,891		4,440,891		4,440,891
Diluted (in Shares)		4,440,891	4,440,891		4,440,891		4,440,891
Service revenue | DiamiR Biosciences Corp
Revenue
Revenue		$ 130,355
Grant revenue | DiamiR Biosciences Corp
Revenue
Revenue			$ 442,820		$ 531,729		$ 1,319,531
Other revenue | DiamiR Biosciences Corp
Revenue
Revenue					$ 100,000

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.